Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment, Net [Abstract]
Land and land improvements	$ 620,940	$ 594,866
Mineral reserves and interests	421,820	351,543
Buildings	111,796	108,266
Machinery and equipment	2,407,045	2,420,759
Construction in progress	127,091	92,841
Gross property, plant and equipment	3,688,692	3,568,275
Less allowances for depreciation, depletion and amortization	(1,914,401)	(1,880,445)
Net property, plant and equipment	$ 1,774,291	$ 1,687,830